Divestitures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 31, 2012
Disposal groups
Other operating income related to sales transactions	$ (4)	$ 68	$ 630
Cat Financial financing of transactions	11,278	11,422	12,010
Percentage of equity interest sold in subsidiary (as a percent)				65.00%
Bucyrus Distribution Business | Disposal group, not discontinued operations
Disposal groups
Asset impairment charges	4	11	27
Number of sales transactions completed	32	19	12
Sales price of business	199	467	1,436
After-tax profit (loss) impact	(22)	(39)	(28)
Other operating income related to sales transactions	21	95	310
Unfavorable prior sale transaction adjustment	(14)
Increase (Decrease) in Parts Returns Reserve		34
Selling, general and administrative expenses	25	104	177
Income tax	4	(4)	161
Customer relationship intangible assets sold	82	127	256
Other assets sold	24	65	254
Allocated goodwill	63	56	405
Number of dealers receiving financing	2	5	5
Third party logistics business | Disposal group, not discontinued operations
Disposal groups
Sales price of business				567
Other operating income related to sales transactions				278
Percentage of equity interest sold in subsidiary (as a percent)				65.00%
Equity contribution from buyer				107
Percentage of equity interest retained in subsidiary (as a percent)				35.00%
Incremental incentive compensation expense				8
Retained noncontrolling interest fair value				58
Cat Financial | Bucyrus Distribution Business | Disposal group, not discontinued operations
Disposal groups
Cat Financial financing of transactions	$ 20	$ 132	$ 739